Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 4,163	$ 237,484
Investment securities	200	200
Accounts receivable – net	3,410	2,630
Inventories	29,153	33,011
Other receivables – net	401,196	150,281
Tax recoverable	1,885	1,823
Intangible assets	29,873	29,873
Total current assets	479,733	465,139
Non-current assets:
Property equipment and software-net	12,312	17,143
Goodwill	72	72
Total non-current assets	12,384	17,215
Total assets	492,117	482,354
Current liabilities:
Accrued liabilities	28,414	21,498
Accounts payable	13,324	12,511
Tax payable	176	169
Other payables	15,494	11,844
Total current liabilities	58,050	46,664
Total liabilities	58,050	46,664
Shareholders’ equity
Paid up capital	5,021	2,191
Additional paid-in capital	767,271	761,391
Statutory reserve	161	161
Accumulated deficit	(310,717)	(290,261)
Other comprehensive loss	(27,664)	(31,557)
Non-controlling interests	(5)	(6,235)
Total Shareholders’ equity	434,067	435,690
Total liabilities and shareholders’ equity	492,117	482,354
Related Parties
Current assets:
Amount due from related parties	9,853	9,837
Current liabilities:
Amount due to related parties	$ 642	$ 642